Expense Example, No Redemption {- Fidelity Advisor Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Focused Emerging Markets Fund - AMCIZ PRO-14 - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Focused Emerging Markets Fund-Class A
Expense Example, No Redemption:
1 Year	$ 702
3 Years	969
5 Years	1,257
10 Years	2,074
Fidelity Advisor Focused Emerging Markets Fund-Class M
Expense Example, No Redemption:
1 Year	508
3 Years	840
5 Years	1,195
10 Years	2,194
Fidelity Advisor Focused Emerging Markets Fund-Class C
Expense Example, No Redemption:
1 Year	214
3 Years	661
5 Years	1,134
10 Years	2,240
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259
Fidelity Advisor Focused Emerging Markets Fund-Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108